Finance Costs (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of Finance Costs

	SA Rand
Figures in million	2023	2022	2021
Financial liabilities
Borrowings (a)	467	238	228
Other creditors and liabilities	29	22	14
Total finance costs from financial liabilities	496	260	242
Non-financial liabilities
Time value of money for other provisions	97	79	74
Streaming arrangements	41	67	71
Time value of money and inflation component of rehabilitation costs	483	377	296
Total finance costs from non-financial liabilities	621	523	441
Total finance costs before interest capitalised	1 117	783	683
Interest capitalised (b)	(123)	(65)	(22)
Total finance costs	994	718	661
(a)The increase in finance costs on borrowings in 2023 is as a result of the US$ drawdowns made and higher interest rates during the 2023 financial year. Refer to note 32 for further detail.

This amount includes accrued interest and amortisation of commitment fees, which are treated as non-cash adjustments for the determination of interest paid in the cash flow statement.

(b)The capitalisation rate used to determine capitalised borrowing costs is:

	Percent (%)
	2023	2022	2021
Capitalisation rate	9.2	6.8	3.8
The capitalisation rate for 2023 and 2022 includes the impact of the foreign exchange loss for the year where the Rand equivalent rate is used.